Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 10,029.8	$ 8,800.0
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,560.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,509.6
All outstanding liabilities before 2013, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	51.7	46.6
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,157.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,158.6
All outstanding liabilities before 2013, net of reinsurance1	28.5
Liabilities for claims and claim adjustment expenses, net of reinsurance	2,027.4	1,675.3
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,247.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,009.2
All outstanding liabilities before 2013, net of reinsurance1	7.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	245.8	224.7
2013 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	254.2	253.7	$ 254.5	$ 254.2	$ 256.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	62,673
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 253.8	253.7	253.9	253.1	239.4
2013 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	840.8	865.0	865.4	864.6	864.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	78,075
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 802.6	752.5	659.1	509.4	233.3
2013 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	253.9	254.1	254.3	283.3	307.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2.5
Cumulative Number of Incurred Claim Counts | claim	30,600
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 250.5	249.5	244.9	234.2	185.1
2014 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	238.0	238.6	239.7	240.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.5)
Cumulative Number of Incurred Claim Counts | claim	59,622
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 237.9	237.7	238.3	224.6
2014 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	823.0	820.3	795.4	822.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 15.9
Cumulative Number of Incurred Claim Counts | claim	74,724
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 715.3	610.0	438.7	234.0
2014 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	376.3	379.7	389.1	415.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.6
Cumulative Number of Incurred Claim Counts | claim	40,984
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 370.3	365.9	351.5	269.2
2015 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	273.5	274.1	274.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.1)
Cumulative Number of Incurred Claim Counts | claim	62,593
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 272.0	271.9	248.5
2015 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	914.8	911.1	897.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 23.7
Cumulative Number of Incurred Claim Counts | claim	77,807
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 675.0	501.5	238.4
2015 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	403.6	416.5	460.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11.5
Cumulative Number of Incurred Claim Counts | claim	41,957
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 383.5	372.8	280.3
2016 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	379.8	379.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.9)
Cumulative Number of Incurred Claim Counts | claim	74,217
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 376.9	336.7
2016 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,204.8	1,185.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 63.1
Cumulative Number of Incurred Claim Counts | claim	92,196
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 639.9	298.6
2016 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	541.2	568.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 24.8
Cumulative Number of Incurred Claim Counts | claim	53,323
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 498.2	415.2
Short-duration Insurance Contracts, Accident Year 2017 [Member] | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	415.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.7)
Cumulative Number of Incurred Claim Counts | claim	77,767
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 369.0
Short-duration Insurance Contracts, Accident Year 2017 [Member] | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,374.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 219.2
Cumulative Number of Incurred Claim Counts | claim	94,992
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 325.8
Short-duration Insurance Contracts, Accident Year 2017 [Member] | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	672.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 99.7
Cumulative Number of Incurred Claim Counts | claim	64,487
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 506.7
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,542.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	15,641.9
All outstanding liabilities before 2013, net of reinsurance1	55.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,955.5	3,555.9
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,257.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,232.6
All outstanding liabilities before 2013, net of reinsurance1	0.9
Liabilities for claims and claim adjustment expenses, net of reinsurance	26.2	30.1
Agency Channel | 2013 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,484.2	3,528.0	3,518.2	3,520.9	3,506.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	696,624
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,437.6	3,362.9	3,173.1	2,794.1	1,684.0
Agency Channel | 2013 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,001.1	1,999.4	2,000.1	2,001.4	2,014.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,347,920
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,000.8	2,001.3	2,002.0	2,003.9	1,952.7
Agency Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,654.4	3,633.2	3,627.7	3,702.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 50.9
Cumulative Number of Incurred Claim Counts | claim	701,787
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,482.3	3,284.5	2,868.1	1,809.0
Agency Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,088.0	2,089.9	2,090.3	2,107.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.3)
Cumulative Number of Incurred Claim Counts | claim	1,374,666
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,090.7	2,090.6	2,091.6	2,078.8
Agency Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,798.8	3,773.8	3,774.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 59.2
Cumulative Number of Incurred Claim Counts | claim	704,990
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,416.5	2,976.0	1,793.1
Agency Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,134.4	2,137.2	2,136.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.6)
Cumulative Number of Incurred Claim Counts | claim	1,336,268
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,134.4	2,138.1	2,106.2
Agency Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,130.0	4,082.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 158.7
Cumulative Number of Incurred Claim Counts | claim	738,563
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,231.5	1,941.6
Agency Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,398.9	2,423.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (12.1)
Cumulative Number of Incurred Claim Counts | claim	1,398,371
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,406.9	2,391.0
Agency Channel | Short-duration Insurance Contracts, Accident Year 2017 [Member] | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,474.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 679.6
Cumulative Number of Incurred Claim Counts | claim	765,553
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,074.0
Agency Channel | Short-duration Insurance Contracts, Accident Year 2017 [Member] | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,635.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (101.8)
Cumulative Number of Incurred Claim Counts | claim	1,496,298
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,599.8
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	16,934.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	13,282.5
All outstanding liabilities before 2013, net of reinsurance1	33.5
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,685.1	3,219.1
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	10,813.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	10,819.4
All outstanding liabilities before 2013, net of reinsurance1	0.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	(5.6)	11.2
Direct Channel | 2013 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,612.9	2,649.8	2,615.8	2,621.8	2,619.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	550,166
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,577.8	2,521.3	2,375.5	2,085.1	1,252.0
Direct Channel | 2013 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,635.0	1,633.4	1,634.6	1,635.6	1,653.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,367,341
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,635.0	1,635.3	1,636.2	1,638.2	$ 1,612.9
Direct Channel | 2014 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,913.6	2,898.1	2,887.4	2,946.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 38.2
Cumulative Number of Incurred Claim Counts | claim	592,185
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,780.0	2,624.2	2,278.0	1,413.0
Direct Channel | 2014 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,859.2	1,861.7	1,862.2	1,889.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.2)
Cumulative Number of Incurred Claim Counts | claim	1,471,016
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,861.8	1,862.7	1,864.1	$ 1,874.6
Direct Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,354.2	3,328.3	3,330.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 48.6
Cumulative Number of Incurred Claim Counts | claim	659,102
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,021.0	2,615.0	1,545.2
Direct Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,093.5	2,097.7	2,110.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.0)
Cumulative Number of Incurred Claim Counts | claim	1,539,790
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,094.7	2,100.1	$ 2,094.7
Direct Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,843.9	3,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 143.0
Cumulative Number of Incurred Claim Counts | claim	733,195
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,991.1	1,780.6
Direct Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,475.4	2,521.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (14.3)
Cumulative Number of Incurred Claim Counts | claim	1,675,405
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,485.8	$ 2,505.0
Direct Channel | Short-duration Insurance Contracts, Accident Year 2017 [Member] | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,209.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 598.6
Cumulative Number of Incurred Claim Counts | claim	761,280
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,912.6
Direct Channel | Short-duration Insurance Contracts, Accident Year 2017 [Member] | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,750.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (145.3)
Cumulative Number of Incurred Claim Counts | claim	1,779,665
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,742.1